GOODWILL AND OTHER INTANGIBLE ASSETS - Gross Amount and Accumulated Impairment Losses of Goodwill (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill (note 20b)	$ 3,034	$ 3,097
Cost
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill (note 20b)	10,476
Accumulated impairment losses
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill (note 20b)	$ (7,442)